Write-downs of Long-Lived Assets	12 Months Ended
Mar. 31, 2014
Write-downs of Long-Lived Assets

26. Write-downs of Long-Lived Assets

In accordance with ASC 360 (“Property, Plant, and Equipment”), the Company and its subsidiaries perform tests for recoverability on assets for which events or changes in circumstances indicated that the assets might be impaired. The Company and its subsidiaries consider an asset’s carrying amount as not recoverable when such carrying amount exceeds the undiscounted future cash flows estimated to result from the use and eventual disposition of the asset. The net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount. We determine the fair value using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers, based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flow methodologies using future cash flows estimated to be generated from operation of existing assets or completion of development projects, as appropriate.

During fiscal 2012, 2013 and 2014, the Company and certain subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥20,246 million, ¥21,053 million and ¥26,742 million, respectively, which are reflected as write-downs of long-lived assets and income from discontinued operations. Of these amounts, ¥15,167 million, ¥17,896 million and ¥23,421 million are reflected as write-downs of long-lived assets in the accompanying consolidated statements of income for fiscal 2012, 2013 and 2014, respectively. Breakdowns of these amounts by segment are provided in Note 34 (“Segment Information”).

The details of significant write-downs are as follows.

Office Buildings—During fiscal 2012, write-downs of ¥1,055 million were recorded for 17 office buildings held for sale, and write-downs of ¥605 million were recorded in relation to three office buildings due to a decline in estimated cash flows of each unit. During fiscal 2013, write-downs of ¥1,055 million were recorded for 14 office buildings held for sale, and write-downs of ¥923 million were recorded in relation to two office buildings due to a decline in estimated cash flows of each unit. During fiscal 2014, write-downs of ¥1,445 million were recorded for five office buildings held for sale, write-downs of ¥3,582 million were recorded in relation to two office buildings due to a decline in estimated cash flows of each unit, and write-downs of ¥4,109 million were recorded for an office building due to change in use.

Condominiums—During fiscal 2012, write-downs of ¥1,108 million were recorded for 25 condominiums held for sale, and write-downs of ¥269 million were recorded in relation to five condominiums due to a decline in estimated cash flows of each unit. During fiscal 2013, write-downs of ¥1,142 million were recorded for 13 condominiums held for sale, and write-downs of ¥3,853 million were recorded in relation to four condominiums due to a decline in estimated cash flows of each unit or property. During fiscal 2014, write-downs of ¥988 million were recorded for a condominium held for sale.

Commercial Facilities Other Than Office Buildings—During fiscal 2012, write-downs of ¥385 million were recorded for seven buildings held for sale. During fiscal 2013, write-downs of ¥442 million were recorded for four buildings held for sale, and write-downs of ¥1,582 million were recorded in relation to two buildings due to a decline in estimated cash flows of each unit. During fiscal 2014, write-downs of ¥137 million were recorded for a building held for sale, and write-downs of ¥2,976 million were recorded in relation to two buildings due to a decline in estimated cash flows of each unit.

Land undeveloped or under construction—During fiscal 2012, write-downs of ¥2,220 million were recorded for land undeveloped or under construction held for sale, and write-downs of ¥6,983 million were recorded in relation to land undeveloped or under construction due to a decline in estimated cash flows of each unit. During fiscal 2013, write-downs of ¥608 million were recorded for land undeveloped or under construction held for sale, and write-downs of ¥6,818 million were recorded in relation to land undeveloped or under construction due to a decline in estimated cash flows of each unit. During fiscal 2014, write-downs of ¥713 million were recorded for land undeveloped or under construction held for sale, and write-downs of ¥3,787 million were recorded in relation to land undeveloped or under construction due to a decline in estimated cash flows of each unit.

Others—During fiscal 2012, 2013 and 2014, write-downs of ¥7,621 million, ¥4,630 million and ¥9,005 million, respectively, for long-lived assets other than the above were recorded, mainly because the carrying amounts exceeded the estimated undiscounted future cash flows, which decreased due to deterioration in operating performance. In addition, write-down of long-lived assets in fiscal 2014 includes write-downs of ¥5,052 million of a building used for training facility in facilities operation business and ¥1,292 million of information-related equipment in rental operation.